UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                         Washington,  D.C.  20549

                                 Form 13F

                            Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	09/30/2004

Check here if Amendment  [   ];  Amendment Number:  ______
     This Amendment (Check only one.):		[   ]	is a restatement.
                                            [   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Equinox Capital Management, LLC
Address:	590 Madison Avenue
        	New York, N.Y. 10022

Form 13F File Number:    28-3706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Laurie A Vicari
Title:	Chief Compliance Officer
Phone:	212-207-1100

Signature, Place and Date of Signing:

/S/ Laurie A Vicari                        New York, NY
10/19/2004

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					FORM 13F SUMMARY PAGE


Report Summary:

Name of Other Included Managers:		n/a

Form 13F Information Table Entry Total:		64

Form 13F Information Table Value Total: 	$5655026  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column
headings and list entries.] 	 NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD ORD                    COM              G0070K103    17088   426550 SH       SOLE                   203750            222800
ALBERTSONS INC                 COM              013104104   106680  4457998 SH       SOLE                  1087698           3371400
ALCOA INC.                     COM              013817101    20567   612300 SH       SOLE                   293500            318800
AMERICAN TEL & T               COM              001957505    11087   774200 SH       SOLE                   371000            403200
ANADARKO PETE CO               COM              032511107    13544   204100 SH       SOLE                   102600            101500
BANK OF AMERICA CORP           COM              060505104   164551  3797628 SH       SOLE                   886604           2912024
BP PLC SPONSORED ADR           COM              055622104   146290  2542848 SH       SOLE                   504498           2039050
CENDANT CORP COM               COM              151313103   186312  8625571 SH       SOLE                  2134221           6493500
CHEVRONTEXACO CORP COM         COM              166764100   209082  3897881 SH       SOLE                   982381           2916500
CHUBB CORP                     COM              171232101    17647   251100 SH       SOLE                   120400            130700
CIRCUIT CITY STO               COM              172737108     7958   518800 SH       SOLE                   245300            273500
CITIGROUP INC.                 COM              172967101   249274  5649900 SH       SOLE                  1409017           4242233
COMCAST CORP CL                COM              20030N200     7756   277800 SH       SOLE                    21800            256000
COMCAST CORP-CL A              COM              20030N101     5915   209450 SH       SOLE                   209450
COMERICA INC                   COM              200340107   189194  3187775 SH       SOLE                   780425           2408150
COMPUTER SCIENCES CORP COM     COM              205363104   150063  3186056 SH       SOLE                   759656           2427200
CONOCOPHILLIPS COM             COM              20825C104   213172  2572988 SH       SOLE                   652438           1921200
DELPHI CORP COM                COM              247126105   132774 14292192 SH       SOLE                  3616242          10679450
EASTMAN KODAK CO               COM              277461109   194891  6048766 SH       SOLE                  1450466           4599800
ELECTRONIC DATA SYSTEMS CORP   COM              285661104   137289  7080383 SH       SOLE                  1729833           5352150
ENTERGY CORP                   COM              29364G103    59997   989894 SH       SOLE                   210394            779750
EXELON CORP COM                COM              30161N101    12860   350500 SH       SOLE                   175100            175400
FEDERAL HOME LN                COM              313400301   206936  3171920 SH       SOLE                   746320           2426450
FEDERATED DEPT S               COM              31410H101    96989  2134907 SH       SOLE                   451157           1683900
GENERAL ELEC CO                COM              369604103     9923   295500 SH       SOLE                   205800             89700
GEORGIA PAC CORP               COM              373298108    12841   357200 SH       SOLE                   176500            180700
HARTFORD FINL SVCS             COM              416515104   200878  3243637 SH       SOLE                   802060           2442377
HEALTH NET INC COM             COM              42222G108    18177   735300 SH       SOLE                   351900            383400
HEWLETT PACKARD                COM              428236103    68637  3660641 SH       SOLE                  1028791           2632700
IVAX CORP                      COM              465823102     7515   392425 SH       SOLE                   183300            209125
JONES APPAREL GR               COM              480074103    10325   288400 SH       SOLE                   149000            139400
JPMORGAN CHASE & CO COM        COM              46625H100   244837  6162515 SH       SOLE                  1559765           4604250
KERR MCGEE CORP                COM              492386107     2994    52300 SH       SOLE                    52300
KEYCORP                        COM              493267108    20380   644950 SH       SOLE                   305650            339300
MAY DEPARTMENT STORES          COM              577778103      946    36900 SH       SOLE                    36900
MCDONALDS CORP                 COM              580135101    99230  3540149 SH       SOLE                   970249           2570700
MCKESSON HBOC INC.             COM              58155Q103    48239  1880654 SH       SOLE                   475804           1405700
MEDCO HEALTH SOLUTIONS COM     COM              58405U102   123062  3982586 SH       SOLE                   995436           2988100
MERRILL LYNCH &                COM              590188108    11553   232367 SH       SOLE                   120167            112200
MICROSOFT CORP                 COM              594918104    10839   392000 SH       SOLE                   189200            202800
MONSANTO CO NEW COM            COM              61166W101   212502  5834749 SH       SOLE                  1416911           4419388
MORGAN STANLEY COM NEW         COM              617446448     9066   183900 SH       SOLE                    88100             95800
MOTOROLA INC                   COM              620076109   150437  8339095 SH       SOLE                  1973495           6367650
NEWELL CO                      COM              651229106    19467   971400 SH       SOLE                   383950            588400
NISOURCE INC                   COM              65473P105     2370   112800 SH       SOLE                    52800             60000
NORTHROP GRUMMAN CORP          COM              666807102   160568  3010843 SH       SOLE                   747843           2263750
NUCOR CORP                     COM              670346105     5893    64500 SH       SOLE                    36100             28400
OFFICE DEPOT INC               COM              676220106    46357  3084267 SH       SOLE                   811317           2274500
PACTIV CORP COM                COM              695257105    16512   710200 SH       SOLE                   338950            371250
PPL CORP COM                   COM              69351T106    14607   309600 SH       SOLE                   149700            159900
SAFEWAY STORES                 COM              786514208     8062   417500 SH       SOLE                   199700            217800
SARA LEE CORP                  COM              803111103   121008  5293429 SH       SOLE                  1340229           3954450
SEARS ROEBUCK &                COM              812387108   137397  3447845 SH       SOLE                   872745           2575900
ST PAUL TRAVELERS INC COM      COM              792860108   169504  5127172 SH       SOLE                  1102972           4025650
TIME WARNER INC COM            COM              887317105    95721  5930670 SH       SOLE                  1241270           4691050
TRANSOCEAN INC ORD             COM              G90078109    10358   289500 SH       SOLE                   138600            150900
TYCO INTL LTD NEW COM          COM              902124106   213438  6961459 SH       SOLE                  1597959           5365300
UNION PAC CORP COM             COM              907818108    16344   278900 SH       SOLE                   130800            148100
UNITED TECHNOLOG               COM              913017109   171758  1839344 SH       SOLE                   466894           1372900
VERIZON COMMUNICATIONS COM     COM              92343V104   211479  5370203 SH       SOLE                  1335803           4035700
WACHOVIA CORP 2ND NEW COM      COM              929903102   219952  4684816 SH       SOLE                  1183773           3502143
WASHINGTON MUTUAL INC.         COM              939322103    19372   495700 SH       SOLE                   237600            258100
WILLIAMS COS INC               COM              969457100   159226 13159177 SH       SOLE                  3226777           9935400
WYETH COM                      COM              983024100    15334   410000 SH       SOLE                   196500            213500